EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents basic and diluted earnings (loss) per share for the three months ended March 31, 2024 and March 31, 2023:

	Three Months Ended
	March 31, 2024	March 31, 2023

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$71,487	$34,989
Net loss (income) attributable to noncontrolling interests	4,707	(6,324)
Income from continuing operations attributable to Dole plc	76,194	28,665
Loss from discontinued operations, net of income taxes	(6,051)	(14,506)
Net income attributable to Dole plc	$70,143	$14,159

Weighted average number of shares outstanding:
Weighted average number of shares – basic	94,929	94,899
Effect of share awards with a dilutive effect	300	125
Weighted average number of shares – diluted	95,229	95,024

Income (loss) per share:
Basic:
Continuing operations	$0.80	$0.30
Discontinued operations	(0.06)	(0.15)
Net income per share attributable to Dole plc	$0.74	$0.15
Diluted:
Continuing operations	$0.80	$0.30
Discontinued operations	(0.06)	(0.15)
Net income per share attributable to Dole plc	$0.74	$0.15